Reinsurance (Details Narrative) $ in Thousands	1 Months Ended	3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2017 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	May 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	May 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	May 31, 2016 USD ($) Number	Dec. 31, 2015 USD ($)
Reinsurance Retention Policy [Line Items]
Ceded written premiums		$ 6,051	$ 5,973		$ 16,426	$ 15,414		$ 20,541		$ 13,422
Assumed premiums written		$ 630	$ 509		2,828	1,367		1,336		1,174
Per-Risk Treaty [Member]
Reinsurance Retention Policy [Line Items]
Reinsurance recoveries for each risk	$ 1,600			$ 1,750				1,750
Excess retention amount reinsured	$ 400			$ 250				250
Ceded written premiums					405	438		569		342
Excess of Loss Treaty 2015/2016 [Member]
Reinsurance Retention Policy [Line Items]
Reinsurance recoveries for each risk									$ 121,000
Excess retention amount reinsured									$ 4,000
Number of hours in period | Number									144
Excess of Loss Treaty 2015/2016 Additional Coverage [Member]
Reinsurance Retention Policy [Line Items]
Excess retention amount reinsured									$ 15,000
Excess of Loss Treaties Years 2016 and 2017 [Member]
Reinsurance Retention Policy [Line Items]
Reinsurance recoveries for each risk							$ 170,000
Excess retention amount reinsured							5,000
Excess of Loss Treaty 2016/2017 Additional Coverage [Member]
Reinsurance Retention Policy [Line Items]
Excess retention amount reinsured							25,000
Excess of Loss Treaties (Combined) [Member]
Reinsurance Retention Policy [Line Items]
Ceded written premiums					16,021	14,976		19,972		$ 13,080
Minimum [Member] | Excess of Loss Treaty 2015/2016 [Member]
Reinsurance Retention Policy [Line Items]
Reinsurance event amount									$ 125,000
Minimum [Member] | Excess of Loss Treaties Years 2016 and 2017 [Member]
Reinsurance Retention Policy [Line Items]
Reinsurance event amount							$ 175,000
Brotherhood Mutual Insurance Company [Member]
Reinsurance Retention Policy [Line Items]
Assumed premiums written					$ 1,427	$ 1,367		$ 1,150
Brotherhood Mutual Insurance Company [Member] | Minimum [Member]
Reinsurance Retention Policy [Line Items]
Percentage of quota-share of wind/hail premiums					25.00%			35.00%
Brotherhood Mutual Insurance Company [Member] | Maximum [Member]
Reinsurance Retention Policy [Line Items]
Percentage of quota-share of wind/hail premiums					100.00%			100.00%
Texas Windstorm Insurance Association [Member]
Reinsurance Retention Policy [Line Items]
Percentage of quota-share of wind/hail premiums					100.00%			100.00%
Assumed premiums written					$ 1,401			$ 186